Related party disclosures	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Related party disclosures
11
. Related party disclosures
Transactions between the parent and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.
Novartis holds 15,703,871 shares in the Company at June 30, 2020 (June 30, 2019 and December 31, 2019: 15,703,871). Novartis held £3,841,479 principal value of loan Notes at June 30, 2020 (June 30, 2019 and December 31, 2019: £nil). On February 10, 2020, the Company entered into a £3.8 million convertible equity financing with Novartis Pharma (AG) (“Novartis”). Under the terms of the convertible equity financing, Novartis purchased
£3.8 million in a convertible loan note (“Loan Note”).
The Loan Note is convertible at any time at the option of the holder, at a fixed price of £0.265 per ordinary share. The maturity of the Loan Note is three years from issuance, and it bears an interest rate of 6% per annum.
In connection with the Loan Note issuance, the Company also issued a warrant instrument to Novartis to purchase up to 1,449,614 of the Company’s ordinary shares, which are exercisable at an exercise price of £0.265 per ordinary share at any time before the close of business on February 10, 2025.
Employee benefit trust
In 2016 the Company set up an Employee benefit trust for the purposes of buying and selling shares on the employees’ behalf.
A total of
£nil
of funding was paid into the Trust by the Company during the period to June 30, 2020 (June 30, 2019: 1,000,000). A total of 1,000,000 of funding was paid into the Trust by the Company during the year ended December 31, 2019.
A total of
7
shares were purchased by the Trust during the period to June 30, 2020 (June 30, 2019: 1,074,274). A total of 1,074,274 shares were purchased by the Trust during the year ended December 31, 2019.
As at June 30, 2020 a cash balance of
£21,525
(June 30, 2019: £21,762) was held by the Trust. As at December 31, 2019 a cash balance of £
21,762 was held by the Trust.